DEBT - NEW DEBT (Details) ¥ in Millions, CAD in Millions, $ in Millions	3 Months Ended
	Jun. 30, 2017 USD ($)	Mar. 31, 2017 JPY (¥)	Jun. 30, 2017 CAD	Mar. 31, 2017 CAD
Unsecured medium-term notes with maturity dates ranging from 2022 to 2044
DEBT
Face amount of notes issued | CAD			CAD 1,200
Unsecured medium-term notes with maturity dates ranging from 2022 to 2044 | Minimum
DEBT
Interest rate (as a percent)	3.20%		3.20%
Unsecured medium-term notes with maturity dates ranging from 2022 to 2044 | Maximum
DEBT
Interest rate (as a percent)	4.60%		4.60%
Unsecured floating rate notes maturing in 2019
DEBT
Face amount of notes issued | CAD			CAD 750
Unsecured floating rate notes maturing in 2019 | Three-month banker's acceptance rate
DEBT
Basis spread on variable rate (as a percent)	0.59%
Unsecured floating rate notes maturing in 2020
DEBT
Face amount of notes issued | $	$ 500
Unsecured floating rate notes maturing in 2020 | Three-month LIBOR rate
DEBT
Basis spread on variable rate (as a percent)	0.70%
SEP issue of unsecured floating rate notes maturing in 2020 | Three-month LIBOR rate
DEBT
Basis spread on variable rate (as a percent)	0.70%
SEP issue of unsecured floating rate notes maturing in 2020 | Spectra Energy Partners, LP
DEBT
Face amount of notes issued | $	$ 400
Credit facility with syndicate of Japanese banks
DEBT
Maturity period of debt		5 years
Amount of credit facility		¥ 20,000		CAD 239